Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income
Net income for the year	R$ 1,840,069	R$ 883,878	R$ 927,697
Items that will be subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries and joint ventures, net of taxes	602,480	7,274	(313,081)
Translation adjustments and hedge of net investments in foreign operations, net of taxes	(304,645)	73,049	129,169
Items that will not be subsequently reclassified to profit or loss:
Actuarial gains/(losses) of post-employment benefits, net of income and social contribution taxes	(165)	46,610	(16,887)
Total comprehensive income for the year	2,137,739	1,010,811	726,898
Total comprehensive income for the year attributable to shareholders of the Ultrapar	2,098,306	966,364	703,879
Total comprehensive income for the year attributable to non-controlling interest in subsidiaries	R$ 39,433	R$ 44,447	R$ 23,019